UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2006

Item 1. Reports to Stockholders.

UBS Cash Reserves Fund
Semiannual Report
October 31, 2006

UBS Cash Reserves Fund

December 15, 2006

Dear shareholder,
We are pleased to present you with the semiannual report for UBS Cash Reserves Fund (the “Fund”) for the six months ended October 31, 2006.		UBS Cash Reserves Fund

Performance		Investment goal:
The seven-day current yield for the Fund as of October 31, 2006, was 4.85% versus 4.40% on April 30, 2006. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 5.)		Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

An interview with portfolio manager Michael H. Markowitz		Portfolio manager:
Q.	How would you describe the economic environment during the past six months?	Michael H. Markowitz
A.	Economic data during the reporting period painted a contradictory picture. The Federal Reserve Board (the “Fed”) began the period by increasing the federal funds rate (the interest rate at which depository institutions lend balances to each other overnight) as the employment outlook remained healthy and trendlike economic growth continued.	UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000
Shortly thereafter, reports showed that consumer confidence was floundering and the housing market was cooling off, and economic signals shifted from signs of strength to signs of economic weakness. The balance of factors moved from a low unemployment rate, high capacity utilization, and increasing wages to a slowdown in retail sales and higher energy prices crimping consumers. Some relief came at period end when energy prices moved lower; the slump in the housing market, however, continued.
Dividend payments:
Monthly

Q.	How did the Federal Reserve Board react to the economic environment?
A.	Following two 25 basis point rate increases early in the period that brought the federal funds rate to 5.25%, the Fed paused in August, ending a run of 17 consecutive rate hikes stretching back to June 2004. At the time, the Fed stated that future rate increases would be data dependent. In line with that statement, the Fed held rates steady at

1

UBS Cash Reserves Fund

its September meeting in the face of reports of a cooling housing market, slowing growth, and expectations of moderating inflation.

Q.	How did you position the Fund’s portfolio during the semiannual period?
A.	At the beginning of the reporting period, we generally kept the focus on a “bulleted” strategy by targeting securities with very specific maturities. We looked to hold securities that matured shortly before Fed meetings, allowing us to lock in higher yields after each rate increase. Toward the middle of the period, we de-emphasized this strategy as the future direction of short-term interest rates became less certain by selectively purchasing securities with maturities of three to six months. The shift in strategy allowed us to take advantage of a steeper yield curve and lock in higher yields while protecting the portfolio from a possible decline in short-term interest rates.

Q.	What other types of securities did you emphasize over the period?
A.	Early in the period, we primarily purchased securities in the one-month area (excluding overnight repurchase agreements) in anticipation of additional increases in the fed funds rate. After rates had increased, two- to three-month securities became more attractive, and we also continued to selectively purchase one year securities. We maintained portfolio duration by purchasing three- to six-month securities as opportunities arose. Duration measures the price sensitivity of a fixed income security or portfolio to interest rate changes. Fund managers use duration in an attempt to construct a risk-appropriate portfolio for investors.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely be primary factors in the Fed’s future decisions on interest rates. Although we believe corporations and consumers are strong enough to withstand any likely moderation in the economy, the effects of a slumping housing market continue to be a point of concern. Overall, the portfolio remains well-diversified, and we anticipate continuing to seek out yield opportunities while maintaining liquidity.

2

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President-UBS Money Series
UBS Cash Reserves Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz
Portfolio Manager-UBS Money Series
UBS Cash Reserves Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2006. The views and opinions in the letter were current as of December 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

3

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2006 to October 31, 2006.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

4

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period*
	May 1, 2006	October 31, 2006	05/01/06 to 10/31/06

Actual	$1,000.00	$1,024.30	$2.40

Hypothetical
(5% annual return before expenses)	1,000.00	1,022.84	2.40

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/06	04/30/06	10/31/05

Seven-day current yield*	4.85%	4.40%	3.47%

Seven-day effective yield*	4.96	4.49	3.52

Weighted average maturity**	44 days	44 days	42 days

Net assets (mm)	$489.1	$469.4	$316.1

Portfolio composition***	10/31/06	04/30/06	10/31/05

Commercial paper	51.1%	57.7%	51.8%

Certificates of deposit	15.4	17.6	15.3

Short-term corporate obligations	13.2	9.0	14.9

Repurchase agreements	10.9	6.7	11.8

US government and agency obligations	6.5	6.6	6.6

Bank notes	3.3	1.1	1.6

Money market funds	0.0 †	1.2	1.7

Other assets less liabilities	(0.4)	0.1	(3.7)

Total	100.0%	100.0%	100.0%

*	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

**	The Fund is actively managed and its weighted average maturity will differ over time.

***	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

†	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

5

UBS Cash Reserves Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity		Interest
(000)		dates		rates		Value

US government and agency obligations—6.51%

$5,000	Federal Farm Credit Bank	11/01/06		5.240%[1]		$4,999,499

14,000	Federal Home Loan Bank	11/06/06	to	5.180	to
		01/10/07		5.208	[1]	13,992,578

13,000	US Treasury Bills[2]	01/18/07		4.955	[3]	12,860,434

Total US government and agency obligations (cost—$31,852,511)						31,852,511

Bank notes[1]—3.27%

US—1.23%
7,000	American Express Centurion Bank	11/22/06		5.310		7,000,538

9,000	Bank of America N.A.	11/01/06		5.310	to
				5.315		9,000,000

Total bank notes (cost—$16,000,538)						16,000,538

Certificates of deposit—15.38%

Non-US—13.03%
3,000	ABN AMRO Bank N.V.	01/24/07		4.850		3,000,000

4,000	Barclays Bank PLC	11/01/06		5.310	[1]	4,000,000

5,000	Credit Suisse First Boston	01/12/07		5.342	[1]	4,999,729

4,500	Deutsche Bank AG	03/06/07		5.090		4,500,000

6,000	Fortis Bank N.V.-S.A.	02/06/07		4.930		6,000,000

4,000	HBOS Treasury Services PLC	05/31/07		5.360		4,000,000

5,000	Natexis Banque Populaires	11/01/06		5.350	[1]	5,000,000

2,000	Natexis Banque Populaires	06/29/07		5.275		2,000,000

14,000	Norinchukin Bank Ltd.	12/07/06	to	5.330	to
		03/22/07		5.400		14,000,000

5,000	Royal Bank of Canada	09/28/07		5.325		5,000,000

4,250	Royal Bank of Scotland PLC	11/27/06		5.265	[1]	4,249,829

4,000	Societe Generale	11/01/06		5.320	[1]	4,000,000

3,000	Svenska Handelsbanken	11/08/06		4.750		3,000,000

						63,749,558

US—2.35%
3,500	American Express Centurion Bank	11/08/06		5.260		3,500,000

4,000	SunTrust Bank	11/01/06		5.293	[1]	4,000,155

4,000	Wells Fargo Bank N.A.	11/01/06		5.300	[1]	3,999,980

						11,500,135

Total certificates of deposit (cost—$75,249,693)						75,249,693

6

UBS Cash Reserves Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity		Interest
(000)		dates		rates		Value

Commercial paper[3]—51.09%

Asset backed-banking—0.61%
$3,000	Atlantis One Funding	01/08/07		5.250%		$2,970,250

Asset backed-miscellaneous—17.44%
8,500	Atlantic Asset Securitization LLC	11/10/06		5.260		8,488,822

13,000	Barton Capital LLC	11/07/06	to	5.255	to
		11/09/06		5.260		12,987,148

12,000	Chariot Funding LLC	11/02/06		5.260		11,998,247

7,000	Falcon Asset Securitization Corp.	11/08/06		5.260		6,992,840

7,000	Kitty Hawk Funding Corp.	11/10/06		5.260		6,990,795

10,000	Ranger Funding Co. LLC	11/20/06		5.250		9,972,292

7,000	Thunderbay Funding	11/01/06		5.260		7,000,000

10,000	Variable Funding Capital Corp.	11/02/06		5.260		9,998,539

11,000	Windmill Funding Corp.	01/25/07		5.230		10,864,165

						85,292,848

Asset backed-securities—9.67%
9,098	Cancara Asset Securitisation LLC	11/06/06	to	5.260	to
		11/07/06		5.265		9,090,751

5,000	Galaxy Funding, Inc.	01/04/07		5.240		4,953,422

15,500	Grampian Funding LLC	11/01/06	to	5.090	to
		03/27/07		5.240		15,261,487

8,227	Scaldis Capital LLC	12/20/06	to	5.250	to
		03/16/07		5.440		8,092,385

10,000	Solitaire Funding LLC	11/13/06	to
		02/05/07		5.260		9,921,100

						47,319,145

Banking-non-US—4.47%
9,000	Alliance & Leicester PLC	11/01/06	to	5.240	to
		11/29/06		5.365		8,979,622

7,950	DNB NOR ASA	12/06/06		5.255		7,909,384

5,000	HBOS Treasury Services PLC	12/27/06		5.230		4,959,322

						21,848,328

Banking-US—8.42%
2,500	Barclays US Funding Corp.	11/15/06		5.250		2,494,896

5,000	Danske Corp.	12/21/06		5.255		4,963,507

5,000	Deutsche Bank Financial LLC	11/14/06		5.250		4,990,521

7

UBS Cash Reserves Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity		Interest
(000)		dates		rates		Value

Commercial paper[3]—(concluded)

Banking-US—(concluded)
$5,000	ING (US) Funding LLC	02/09/07		5.250%		$4,927,083

8,000	Kredietbank N.A. Finance Corp.	12/28/06		5.240		7,933,627

6,000	Nordea N.A., Inc.	02/26/07		5.115		5,900,257

10,000	Toronto-Dominion Holdings USA, Inc.	11/16/06		5.240		9,978,167

						41,188,058

Brokerage—5.21%
13,750	Bear Stearns Cos., Inc.	11/01/06	to	5.280	to
		12/07/06		5.360		13,731,772

1,750	Morgan Stanley	11/01/06		5.330	[1]	1,750,000

10,000	Morgan Stanley	11/03/06		5.255		9,997,080

						25,478,852

Finance-captive automotive—2.18%
11,000	Toyota Motor Credit Corp.	05/29/07	to	5.090	to
		06/14/07		5.170		10,655,611

Finance-noncaptive diversified—0.81%
4,000	General Electric Capital Corp.	01/05/07		5.030		3,963,672

Pharmaceuticals—1.47%
7,200	Sanofi-Aventis	11/10/06	to	5.250	to
		11/22/06		5.255		7,183,188

Utilities-other—0.81%
4,000	RWE AG	12/21/06		5.260		3,970,778

Total commercial paper (cost—$249,870,730)						249,870,730

Short-term corporate obligations—13.19%

Asset backed-securities—7.26%
5,000	Beta Finance, Inc.[4]	11/27/06		5.365	[1]	4,999,613

4,500	CC (USA) Inc. (Centauri)[4]	11/01/06		5.325	[1]	4,499,835

4,000	CC (USA), Inc. (Centauri)[4]	04/30/07		5.315		3,999,902

5,000	Dorada Finance, Inc.[4]	11/27/06		5.365	[1]	4,999,614

9,000	K2 (USA) LLC[4]	11/01/06		5.315	to
				5.325	[1]	8,999,282

5,000	Links Finance LLC[4]	11/15/06		5.300	[1]	5,000,177

3,000	Links Finance LLC[4]	02/13/07		5.000		3,000,000

						35,498,423

8

UBS Cash Reserves Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates		Value

Short-term corporate obligations—(concluded)

Automobile OEM—1.43%
$7,000	American Honda Finance Corp.[4]	12/08/06	5.390%[1]		$6,999,847

Banking-non-US—2.05%
2,000	ANZ National International Ltd.[4]	11/07/06	5.300	[1]	2,000,000

3,000	HBOS Treasury Services PLC[4]	11/01/06	5.373	[1]	3,000,000

5,000	Societe Generale[4]	11/02/06	5.293	[1]	5,000,000

					10,000,000

Banking-US—1.02%
5,000	Wells Fargo & Co.[4]	11/15/06	5.330	[1]	5,000,063

Finance-captive automotive—0.61%
3,000	Toyota Motor Credit Corp.	11/01/06	5.300	[1]	3,000,000

Finance-noncaptive diversified—0.82%
4,000	General Electric Capital Corp.	11/09/06	5.445	[1]	4,000,000

Total short-term corporate obligations (cost—$64,498,333)					64,498,333

Repurchase agreements—10.35%

25,600	Repurchase agreement dated 10/31/06 with Deutsche Bank Securities, collateralized by $18,388,644 Federal Home Loan Mortgage Corp. obligations, zero coupon due 06/26/07 and $8,567,395 Federal National Mortgage Association obligations, 4.000% due 03/26/10; (value—$26,112,145); proceeds: $25,603,762	11/01/06	5.290		25,600,000

25,000	Repurchase agreement dated 10/31/06 with Goldman Sachs, Inc., collateralized by $13,650,000 Federal Home Loan Bank obligations, 2.410% to 7.605% due 12/29/06 to 02/25/15, $4,231,000 Federal Home Loan Mortgage Corp. obligations, 4.000% to 5.250% due 09/29/08 to 02/14/11 and $7,000,000 Federal National Mortgage Association obligations, 3.500% due 12/22/06; (value—$25,500,367); proceeds: $25,003,674	11/01/06	5.290		25,000,000

9

UBS Cash Reserves Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Repurchase agreements—(concluded)

$28	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $345 US Treasury Bills, zero coupon due 04/19/07 and $21,848 US Treasury Bonds, 8.125% to 12.500% due 08/15/14 to 08/15/21; (value—$28,593); proceeds: $28,004	11/01/06	4.900%	$28,000

Total repurchase agreements (cost—$50,628,000)				50,628,000

Number of
shares
(000)

Investments of cash collateral from securities loaned—0.56%

Money market fund[5],[6]—0.00%
2	UBS Private Money Market Fund LLC (cost—$1,918)		5.237	1,918

Principal
amount
(000)

Repurchase agreement—0.56%
$2,739	Repurchase agreement dated 10/31/06 with Deutsche Bank Securities, collateralized by $1,967,356 Federal Home Loan Mortgage Corp. obligations, zero coupon due 06/26/07 and $916,605 Federal National Mortgage Association obligations, 4.000% due 03/26/10; (value—$2,793,674); proceeds: $2,739,284 (cost—$2,738,882)	11/01/06	5.290	2,738,882

Total investments of cash collateral from securities loaned (cost—$2,740,800)				2,740,800

Total investments (cost—$490,840,605 which approximates cost for federal income tax purposes)—100.35%				490,840,605

Liabilities in excess of other assets—(0.35)%				(1,729,516)

Net assets (applicable to 489,136,772 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$489,111,089

10

UBS Cash Reserves Fund

Statement of net assets—October 31, 2006 (unaudited)

1	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2006, and reset periodically.
2	Security, or portion thereof, was on loan at October 31, 2006.
3	Interest rates shown are the discount rates at date of purchase.
4	Securities exempt from registration under Rule144A of the Securities Act of 1933. These securities, which represent 11.76% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5	Interest rates shown reflect yield at October 31, 2006.
6	The table below details the Portfolio’s transaction activity in an affiliated issuer during the six months ended October 31, 2006.
OEM	Original Equipment Manufacturer

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	six months ended	six months ended	Value at	six months ended
Security description	04/30/06	10/31/06	10/31/06	10/31/06	10/31/06

UBS Private Money Market Fund LLC	$0	$10,404,918	$10,403,000	$1,918	$10

11

UBS Cash Reserves Fund

Statement of net assets—October 31, 2006 (unaudited)

Issuer breakdown by country of origin	Percentage of portfolio assets

United States	80.5%

United Kingdom	6.0

France	3.3

Japan	2.9

Norway	1.6

Belgium	1.2

Canada	1.0

Switzerland	1.0

Germany	0.9

Netherlands	0.6

Sweden	0.6

New Zealand	0.4

Total	100.0%

Weighted average maturity — 44 days

See accompanying notes to financial statements

12

UBS Cash Reserves Fund

Statement of operations

For the six
months ended
October 31, 2006
(unaudited)

Investment income:
Interest	$14,021,337

Securities lending income (includes $10 earned from an affiliated entity)	105

14,021,442

Expenses:
Investment advisory and administration fees	879,719

Transfer agency and related services fees	338,231

Professional fees	44,513

Reports and notices to shareholders	37,391

Custody and accounting fees	37,321

Federal and state registration fees	33,588

Trustees’ fees	10,427

Insurance fees	9,796

Other expenses	6,000

1,396,986

Less: Fee waivers and expense reimbursements by investment advisor and administrator	(145,646)

Net expenses	1,251,340

Net investment income	12,770,102

Net realized gain from investment activities	7,720

Net increase in net assets resulting from operations	$12,777,822

See accompanying notes to financial statements

13

UBS Cash Reserves Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2006	year ended
	(unaudited)	April 30, 2006

From operations:
Net investment income	$12,770,102	$12,781,916

Net realized gain from investment activities	7,720	4,666

Net increase in net assets resulting from operations	12,777,822	12,786,582

Dividends and distributions to shareholders from:
Net investment income	(12,770,102)	(12,781,916)

Net increase in net assets from beneficial interest transactions	19,726,916	145,148,947

Net increase in net assets	19,734,636	145,153,613

Net assets:
Beginning of period	469,376,453	324,222,840

End of period	$489,111,089	$469,376,453

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

14

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value

15

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (UBS Global AM).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

16

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund paid UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets. At October 31, 2006, the Fund owed UBS Global AM $284,100 for investment advisory and administration fees.

UBS Global AM had voluntarily undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund’s ordinary total operating expenses at a level not exceeding 0.47% of the Fund’s average daily net assets until September 30, 2006. Effective October 1, 2006, UBS Global AM has increased the voluntary waiver to 0.05% of its investment advisory and administration fees and has not renewed the voluntary annual arrangement for the reimbursement of expenses—which would have maintained the Fund’s ordinary total operating expenses at a level not exceeding 0.47% of the Fund’s average daily net assets. In connection with the decision not to extend the voluntary expense reimbursement agreement, UBS Global AM decided to forego the recoupment of previously reimbursed expenses to which it might have otherwise been entitled.

For the five months ended September 30, 2006, UBS Global AM reimbursed $34,322 in expenses. For the six months ended October 31, 2006, UBS Global AM waived $111,324 in investment advisory and administration fees. At October 31, 2006, UBS Global AM owed the Fund $22,658 for fee waivers.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s

17

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $361,451,742. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM—Americas, UBS Global AM—Americas believes that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services fees
UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. (“PFPC”), the Fund’s transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended October 31, 2006, UBS Financial Services Inc. received from PFPC, not the Fund, $193,702 of the total transfer agency and related services fees paid by the Fund to PFPC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the six months ended October 31, 2006, UBS Securities LLC earned $36 in compensation

18

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

as the Fund’s lending agent. At October 31, 2006, the Fund owed UBS Securities LLC $36 in compensation as the Fund’s lending agent.

At October 31, 2006, the Fund had securities on loan having a market value of $2,671,159. The custodian for the Fund held cash and cash equivalents as collateral for securities loaned of $2,740,800.

Other liabilities and components of net assets
At October 31, 2006, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$450,227

Other accrued expenses*	240,458

* Excludes investment advisory and administration fees.

At October 31, 2006, the components of net assets were as follows:

Accumulated paid in capital	$489,132,750

Accumulated net realized loss from investment activities	(21,661)

Net assets	$489,111,089

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2006 and the fiscal year ended April 30, 2006 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2007.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax

19

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and its impact on the financial statements has not yet been determined.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2006	April 30, 2006

Shares sold	1,707,928,377	3,019,455,888

Shares repurchased	(1,700,839,546)	(2,886,748,839)

Dividends reinvested	12,638,085	12,441,898

Net increase in shares outstanding	19,726,916	145,148,947

20

(This page has been left blank intentionally)

21

UBS Cash Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

For the six
months ended
October 31, 2006
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.024

Dividends from net investment income	(0.024)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.024)

Net asset value, end of period	$1.00

Total investment return[1]	2.43%

Ratios/supplemental data:
Net assets, end of period (000’s)	$489,111

Expenses to average net assets, net of fee waivers and expense reimbursements by advisor	0.47%*

Expenses to average net assets, before fee waivers and expense reimbursements by advisor	0.52%*

Net investment income to average net assets	4.79%*

#	Amount represents less than $0.0005 per share.
*	Annualized.
1	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

22

UBS Cash Reserves Fund

For the years ended April 30,

2006	2005	2004	2003	2002

$1.00	$1.00	$1.00	$1.00	$1.00

0.034	0.014	0.007	0.012	0.026

(0.034)	(0.014)	(0.007)	(0.012)	(0.026)

—	(0.000)#	(0.001)	(0.000)#	—

(0.034)	(0.014)	(0.008)	(0.012)	(0.026)

$1.00	$1.00	$1.00	$1.00	$1.00

3.49%	1.44%	0.70%	1.25%	2.66%

$469,376	$324,223	$239,135	$235,863	$393,966

0.47%	0.47%	0.47%	0.47%	0.47%

0.60%	0.65%	0.72%	0.66%	0.61%

3.50%	1.47%	0.65%	1.25%	2.61%

23

UBS Cash Reserves Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

24

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 19, 2006, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (1940 Act), considered and approved the continuance of the Advisory and Administration Agreement with respect to UBS Cash Reserves Fund (the “Fund”). In preparing for the meeting, the board members had requested and received information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Agreement. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Trustees also met for several hours the evening before the board meeting and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Advisory and

25

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

Administration Agreement (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

26

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board also noted that UBS Global AM has voluntarily agreed to waive fees and/or reimburse Fund expenses so that the Fund’s total operating expenses are reduced to 0.47%. The Board also recognized that this annual voluntary fee waiver/expense reimbursement arrangement could be changed or not renewed by UBS Global AM.

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM’s standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. UBS Global AM believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund’s

27

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

Contractual Management Fee and Actual Management Fee were in the second quintile for its Expense Group for the comparable periods utilized in the Lipper report. The board also noted that the Fund’s total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Agreement.

Fund performance—The board received and considered performance information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Fund’s investment performance was satisfactory.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would

28

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints and considered management’s statement that it believed economies of scale were being appropriately shared with fund shareholders.

The board also noted that as the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the expense cap currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

29

(This page has been left blank intentionally)

30

(This page has been left blank intentionally)

31

(This page has been left blank intentionally)

32

Trustees
Richard Q. Armstrong Chairman	Meyer Feldberg
Alan S. Bernikow	Bernard H. Garil
Richard R. Burt	Heather R. Higgins

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer
Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Money Market Fund
UBS Select Treasury Fund
Semiannual Report
October 31, 2006

UBS Select Money Market Fund
UBS Select Treasury Fund

December 15, 2006

Dear shareholder,
We are pleased to present you with the semiannual report for UBS Select Money Market Fund and UBS Select Treasury Fund (the “Funds”) for the six months ended October 31, 2006.		UBS Select Money Market Fund
UBS Select Treasury Fund

Performance		Investment goals (both Funds):
The seven-day current yields for UBS Select Money Market Fund and UBS Select Treasury Fund as of October 31, 2006 were 5.20% and 5.11% versus 4.72% and 4.52%, respectively, on April 30, 2006. (For more information on the Funds’ performance, refer to “Performance and portfolio characteristics at a glance” on pages 7 and 8.)		Maximum current income consistent with liquidity and capital preservation.
Portfolio managers:
An interview with portfolio managers Michael H. Markowitz and Robert Sabatino		Michael H. Markowitz
Q.	How would you describe the economic environment during the past six months?	Robert Sabatino
A.	Economic data during the reporting period painted a contradictory picture. The Federal Reserve Board (the “Fed”) began the period by increasing the federal funds rate (the interest rate at which banks lend balances overnight) as the employment outlook remained healthy and trendlike economic growth continued. Shortly thereafter, reports showed that consumer confidence was floundering and the housing market was cooling off, and economic signals shifted from signs of strength to signs of economic weakness. The balance of factors moved from a low unemployment rate, high capacity utilization, and increasing wages to a slowdown in retail sales and higher energy prices crimping consumers. Some relief came at period end when energy prices moved lower; the slump in the housing market, however, continued.	UBS Select Global Asset Management (Americas) Inc.

Commencement:
UBS Select Money Market Fund—August 10, 1998
UBS Select Treasury Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Money Market Fund
UBS Select Treasury Fund

Q.	How did the Federal Reserve Board react to the economic environment?
A.	Following two 25 basis point increases early in the period that brought the fed funds rate to 5.25%, the Fed paused in August, ending a run of 17 consecutive rate hikes stretching back to June 2004. At the time, the Fed stated that future rate increases would be data dependent. In line with that statement, the Fed held rates steady at its September meeting in the face of reports of a cooling housing market, slowing growth, and expectations of moderating inflation.

Q.	How did you position the Funds’ portfolios during the semiannual period?
A.	In the UBS Select Money Market Fund, at the beginning of the reporting period, we generally kept the focus on a “bulleted” strategy by targeting securities with very specific maturities. We looked to hold securities that matured shortly before Fed meetings, allowing us to lock in higher yields after each rate increase. Toward the middle of the period, we de-emphasized this strategy as the future direction of short-term interest rates became less certain by selectively purchasing securities with maturities of three to six months. The shift in strategy allowed us to take advantage of the yield curve position to lock in higher yields while protecting the portfolio from a possible decline in short-term interest rates.

In the UBS Select Treasury Fund, we continued to emphasize investments in repurchase agreements backed by Treasury obligations, which yielded more than direct investments in Treasury securities over the period. A repurchase agreement is a contract through which a party sells a security (in this case, to the Fund) and agrees to buy back the security at a predetermined time and price, or upon demand.

Q.	What other types of securities did you emphasize over the period?
A.	Early in the period, we primarily purchased securities in the one-month area (excluding overnight repurchase agreements) in anticipation of additional increases in the fed funds rate. After rates had increased, two- to three-month securities became more attractive, and we also continued to selectively purchase one year securities. After the Fed paused, LIBOR and Treasury curves flattened, restraining yield curves across the spectrum of securities in which we invest. (LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indexes used to make adjustments to adjustable rate obligations, and a flat yield

UBS Select Money Market Fund
UBS Select Treasury Fund

curve is one in which there is little difference between shorter-term and longer-term rates for bonds of the same credit quality.) We maintained our portfolio durations by purchasing three- to six-month securities as opportunities arose. Duration measures the price sensitivity of a fixed-income security or portfolio to interest rate changes. Fund managers use duration in an attempt to construct a risk-appropriate portfolio for investors.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely be primary factors in the Fed’s future decisions on interest rates. Although we believe corporations and consumers are strong enough to withstand any likely moderation in the economy, the effects of a slumping housing market continue to be a point of concern. Overall, the portfolios remain well-diversified, and we anticipate continuing to seek out yield opportunities while maintaining liquidity.

UBS Select Money Market Fund
UBS Select Treasury Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President-UBS Money Series
UBS Select Money Market Fund
UBS Select Treasury Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.
Michael H. Markowitz
Portfolio Manager-UBS Money Series
UBS Select Money Market Fund
UBS Select Treasury Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager-UBS Money Series
UBS Select Money Market Fund
UBS Select Treasury Fund
Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2006. The views and opinions in the letter were current as of December 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Money Market Fund
UBS Select Treasury Fund

Understanding your Funds’ expenses (unaudited)
As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2006 to October 31, 2006.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective fund under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Money Market Fund
UBS Select Treasury Fund

Understanding your Funds’ expenses (unaudited) (concluded)

UBS Select Money Market Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period*
	May 1, 2006	October 31, 2006	05/01/06 to 10/31/06

Actual	$1,000.00	$1,025.80	$0.92

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92

UBS Select Treasury Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period*
	May 1, 2006	October 31, 2006	05/01/06 to 10/31/06

Actual	$1,000.00	$1,025.00	$0.92

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92

*	Expenses are equal to each Fund’s annualized expense ratio of 0.18% for Institutional shares (the only class of shares outstanding during the period for both Funds), multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS Select Money Market Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/06	04/30/06	10/31/05

Seven-day current yield*	5.20%	4.72%	3.77%

Seven-day effective yield*	5.33	4.83	3.84

Weighted average maturity**	37 days	45 days	37 days

Net assets (bln)	$9.3	$6.7	$5.5

Portfolio composition***	10/31/06	04/30/06	10/31/05

Commercial paper	42.5%	35.8%	33.3%

Short-term corporate obligations	16.9	15.7	18.9

Certificates of deposit	12.4	20.1	14.9

Time deposits	11.8	2.8	6.6

Repurchase agreements	9.6	13.5	13.0

Funding agreements	3.0	4.1	4.1

US master notes	2.6	4.5	5.5

US government agency obligations	1.5	3.1	4.4

Money market funds	0.4	0.4	0.2

Other assets less liabilities	(0.7)	0.0****	(0.9)

Total	100.0%	100.0%	100.0%

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the six months ended October 31, 2006. If such shares had been outstanding at October 31, 2006, the yields would be approximately 0.25% lower than the yields for Institutional shares.

*	Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

**	The Fund is actively managed and its weighted average maturity will differ over time.

***	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

****	Weighting represents less than 0.05% of the Fund’s net assets as of April 30, 2006.

An investment in UBS Select Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Treasury Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/06	04/30/06	10/31/05

Seven-day current yield*	5.11%	4.52%	3.56%

Seven-day effective yield*	5.24	4.62	3.63

Weighted average maturity**	11 days	18 days	15 days

Net assets (mm)	$750.2	$580.2	$371.0

Portfolio composition***	10/31/06	04/30/06	10/31/05

Repurchase agreements	79.2%	72.8%	64.0%

US government obligations	21.2	27.5	36.3

Other assets less liabilities	(0.4)	(0.3)	(0.3)

Total	100.0%	100.0%	100.0%

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the six months ended October 31, 2006. If such shares had been outstanding at October 31, 2006, the yields would be approximately 0.25% lower than the yields for Institutional shares.

*	Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

**	The Fund is actively managed and its weighted average maturity will differ over time.

***	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time

An investment in UBS Select Treasury Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Money Market Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

US government agency obligations—1.46%

$95,000	Federal Home Loan Bank	11/06/06 to	5.180 to
		01/10/07	5.208%[1]	$94,961,183

40,600	Federal Home Loan Mortgage Corp.	01/12/07	4.720	40,558,986

Total US government agency obligations (cost—$135,520,169)				135,520,169

Time deposits—11.83%

Banking-non-US—11.83%
400,000	National City Bank, Grand
	Cayman Islands	11/01/06	5.340	400,000,000

300,000	Societe Generale, Grand Cayman Islands	11/01/06	5.350	300,000,000

400,000	State Street Bank & Trust Co.,
	Grand Cayman Islands	11/01/06	5.375	400,000,000

Total time deposits (cost—$1,100,000,000)				1,100,000,000

Certificates of deposit—12.44%

Non-US—10.41%
75,000	ABN AMRO Bank NV (Chicago)	01/24/07	4.850	75,000,000

140,000	Barclays Bank PLC	02/13/07 to	5.010 to
		08/15/07	5.465	140,000,000

66,000	Calyon N.A., Inc.	03/14/07	5.170	66,000,000

75,000	Deutsche Bank AG	03/06/07	5.090	75,000,000

46,500	HBOS Treasury Services PLC	05/31/07	5.360	46,500,000

250,500	Natexis Banque Populaires	11/01/06	5.350 to
			5.463[1]	250,500,000

208,000	Norinchukin Bank Ltd.	12/07/06 to	5.330 to
		03/22/07	5.400	208,000,000

50,000	Societe Generale	11/01/06	5.320[1]	50,000,000

56,750	Svenska Handelsbanken	11/08/06	4.750	56,750,000

				967,750,000

US—2.03%
114,000	SunTrust Bank	11/01/06 to	5.281 to
		11/06/06	5.293[1]	114,002,015

75,000	Wells Fargo Bank N.A.	11/01/06	5.300[1]	75,000,000

				189,002,015

Total certificates of deposit (cost—$1,156,752,015)				1,156,752,015

UBS Select Money Market Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Commercial paper[2]—42.52%

Asset backed-banking—1.50%
$140,000	Atlantis One Funding	11/09/06 to	5.260 to
		01/29/07	5.335%	$139,347,983

Asset backed-miscellaneous—21.91%
163,200	Amsterdam Funding Corp.	11/09/06 to	5.250 to
		01/04/07	5.260	162,696,955

192,342	Atlantic Asset Securitization LLC	11/10/06 to	5.260 to
		11/20/06	5.280	191,948,740

205,846	Barton Capital LLC	11/14/06 to	5.260 to
		01/12/07	5.270	204,998,501

125,399	Bryant Park Funding LLC	11/13/06 to
		11/22/06	5.265	125,080,206

75,000	Chariot Funding LLC	11/06/06	5.260	74,945,208

175,555	Falcon Asset Securitization Corp.	11/17/06 to
		11/28/06	5.260	175,009,033

100,000	Kitty Hawk Funding Corp.	11/29/06	5.260	99,590,889

68,759	Old Line Funding Corp.	11/09/06	5.260	68,678,628

76,175	Ranger Funding Co. LLC	11/15/06	5.260	76,019,180

133,353	Regency Markets No.1 LLC	11/10/06 to	5.260 to
		11/29/06	5.270	133,055,150

173,185	Sheffield Receivables Corp.	11/01/06 to	5.255 to
		11/28/06	5.260	172,842,523

159,557	Thunderbay Funding	11/02/06 to	5.250 to
		12/22/06	5.260	158,947,825

280,000	Variable Funding Capital Corp.	11/02/06 to	5.250 to
		11/16/06	5.270	279,703,826

30,000	Windmill Funding Corp.	11/06/06	5.280	29,978,000

84,000	Yorktown Capital LLC	11/02/06 to
		12/14/06	5.260	83,779,080

				2,037,273,744

Asset backed-securities—7.33%
100,413	Cancara Asset Securitisation LLC	11/22/06	5.260	100,104,899

50,000	Galaxy Funding, Inc.	01/30/07	5.250	49,343,750

257,000	Grampian Funding LLC	11/01/06 to	5.090 to
		03/27/07	5.265	254,751,646

UBS Select Money Market Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Commercial paper[2]—(concluded)

Asset backed-securities—(concluded)
$154,054	Scaldis Capital LLC	11/15/06 to
		11/27/06	5.260%	$153,563,541

125,000	Solitaire Funding LLC	01/18/07 to	5.255 to
		01/23/07	5.260	123,539,465

				681,303,301

Banking-non-US—1.32%
75,000	Caisse Nationale des
	Caisses d’Epargne et de Prevoyance	12/22/06	5.385	74,427,844

49,000	Westpac Banking Corp.	02/20/07	5.230	48,209,834

				122,637,678

Banking-US—6.87%
58,450	Abbey National N.A. LLC	11/06/06	5.250	58,407,380

106,000	CBA (Delaware) Finance, Inc.	01/22/07 to	5.150 to
		04/05/07	5.335	103,960,269

50,000	Dexia Delaware LLC	12/18/06	5.240	49,657,944

85,000	Dresdner US Finance, Inc.	12/08/06	5.240	84,542,228

73,001	ING (US) Funding LLC	02/09/07 to	5.220 to
		03/12/07	5.250	71,759,935

75,000	Nordea N.A., Inc.	02/26/07	5.115	73,753,219

75,000	Societe Generale N.A., Inc.	05/31/07	5.110	72,753,729

125,000	Stadshypotek Del, Inc.	11/13/06 to	5.230 to
		03/14/07	5.260	123,902,403

				638,737,107

Brokerage—2.15%
75,000	Bear Stearns Cos., Inc.	11/06/06	5.340	74,944,375

125,000	Morgan Stanley	11/01/06	5.330[1]	125,000,000

				199,944,375

Finance-captive automotive—0.91%
87,000	Toyota Motor Credit Corp.	05/29/07	5.090	84,429,126

Finance-noncaptive diversified—0.53%
50,000	General Electric Capital Corp.	01/05/07	5.030	49,545,903

Total commercial paper (cost—$3,953,219,217)				3,953,219,217

UBS Select Money Market Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

US master notes1,[3]—2.59%

Brokerage—2.59%
$150,000	Banc of America Securities LLC	11/01/06	5.383%	$150,000,000

91,000	Bear Stearns Cos., Inc.	11/01/06	5.433	91,000,000

Total US master notes (cost—$241,000,000)				241,000,000

Funding agreements1,[4]—2.96%

Insurance-life—2.96%
150,000	Metropolitan Life Insurance Co. of CT	11/01/06	5.423	150,000,000

125,000	New York Life Insurance Co.	11/01/06	5.403	125,000,000

Total funding agreements (cost—$275,000,000)				275,000,000

Short-term corporate obligations—16.96%

Asset backed-securities—8.85%
120,000	Beta Finance, Inc.[5]	11/01/06 to	5.308 to
		11/20/06	5.375[1]	119,993,684

110,000	Beta Finance, Inc.	10/23/07	5.350	110,000,000

69,500	CC (USA), Inc. (Centauri)[5]	01/29/07	5.325[1]	69,497,448

78,500	CC (USA), Inc. (Centauri)[5]	04/30/07	5.315	78,498,075

225,000	K2 (USA) LLC[5]	11/01/06 to	5.310 to
		11/15/06	5.385[1]	224,993,796

85,000	Links Finance LLC[5]	11/09/06	5.300[1]	85,004,051

135,000	Links Finance LLC[5]	11/10/06 to	4.945 to
		02/07/07	5.285	134,987,000

				822,974,054

Automobile OEM—0.75%
70,000	American Honda Finance Corp.	12/06/06	5.350[1]	70,000,000

Banking-non-US—2.70%
85,000	Bank of Ireland[5]	11/20/06	5.320[1]	85,000,000

81,000	Commonwealth Bank of Australia[5]	11/24/06	5.320[1]	81,000,000

85,000	HBOS Treasury Services PLC[5]	11/01/06	5.373[1]	85,000,000

				251,000,000

Banking-US—2.02%
188,025	American Express Centurion Bank	11/22/06	5.310[1]	188,039,366

Finance-captive automotive—0.65%
60,000	Toyota Motor Credit Corp.	11/01/06	5.300[1]	60,000,000

UBS Select Money Market Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Short-term corporate obligations—(concluded)

Finance-noncaptive consumer—0.65%
$60,000	HSBC Finance Corp.	12/01/06	5.440%[1]	$60,020,708

Finance-noncaptive diversified—1.34%
125,000	General Electric Capital Corp.	11/09/06	5.445[1]	125,000,000

Total short-term corporate obligations (cost—$1,577,034,128)				1,577,034,128

Repurchase agreements—9.57%

315,000	Repurchase agreement dated 10/31/06 with Citigroup Financial Products, collateralized by $362,266,928 various whole loan assets, zero coupon to 10.500% due 06/11/07 to 06/01/43; (value—$352,127,013); proceeds: $315,047,775	11/01/06	5.460	315,000,000

25,000	Repurchase agreement dated 10/31/06 with Deutsche Bank Securities, Inc., collateralized by $6,983,000 Federal Farm Credit Bank obligations, 3.800% due 12/17/07 and $19,785,000 Federal Home Loan Bank obligations, zero coupon to 5.375% due 07/21/10 to 06/10/16; (value—$25,500,836); proceeds: $25,003,674	11/01/06	5.290	25,000,000

325,000	Repurchase agreement dated 10/31/06 with Goldman Sachs Mortgage Corp., collateralized by $330,874,672 various whole loan assets, zero coupon due 01/01/10; (value—$334,750,000); proceeds: $325,049,314	11/01/06	5.463	325,000,000

150,000	Repurchase agreement dated 10/31/06 with Lehman Commercial Paper, Inc., collateralized by $157,404,257 various whole loan assets, 1.000% to 9.125% due 07/01/36 to 11/01/46; (value—$158,299,847); proceeds: $150,022,635	11/01/06	5.433	150,000,000

UBS Select Money Market Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Repurchase agreements—(concluded)

$75,000	Repurchase agreement dated 10/31/06 with Morgan Stanley & Co., collateralized by $23,130,000 Federal Home Loan Bank obligations, 5.750% due 07/21/25 and $53,540,000 Tennessee Valley Authority obligations, 4.650% to 6.250% due 12/15/17 to 04/01/36; (value—$77,930,931); proceeds: $75,011,000	11/01/06	5.280%	$75,000,000

Total repurchase agreements (cost—$890,000,000)				890,000,000

Number of
shares
(000)

Money market funds[6]—0.40%

37,496	BlackRock Provident Institutional TempFund		5.122	37,496,398

67	UBS Private Money Market Fund LLC[7]		5.237	67,225

Total money market funds (cost—$37,563,623)				37,563,623

Total investments (cost—$9,366,089,152 which approximates cost for federal income tax purposes)—100.73%				9,366,089,152

Liabilities in excess of other assets—(0.73)%				(67,744,298)

Net assets (applicable to 9,298,273,156 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$9,298,344,854

1	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2006, and reset periodically.
2	Interest rates shown are the discount rates at date of purchase.

UBS Select Money Market Fund

Statement of net assets—October 31, 2006 (unaudited)

3	The securities detailed in the table below, which represent 2.59% of net assets, are considered liquid and restricted as of October 31, 2006.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date[8]	cost	assets	Value	assets

Banc of America Securities LLC, 5.383%, 11/01/06	10/31/06	$150,000,000	1.61%	$150,000,000	1.61%

Bear Stearns Cos., Inc., 5.433%, 11/01/06	10/31/06	91,000,000	0.98	91,000,000	0.98

		$241,000,000	2.59%	$241,000,000	2.59%

4	The securities detailed in the table below, which represent 2.96% of net assets, are considered illiquid and restricted as of October 31, 2006.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date[8]	cost	assets	Value	assets

Metropolitan Life Insurance Co. of CT, 5.423%, 11/01/06	10/02/06	$150,000,000	1.61%	$150,000,000	1.61%

New York Life Insurance Co. 5.403%, 11/01/06	10/02/06	125,000,000	1.35	125,000,000	1.35

		$275,000,000	2.96%	$275,000,000	2.96%

5	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.37% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
6	Interest rates shown reflect yield at October 31, 2006.

UBS Select Money Market Fund

Statement of net assets—October 31, 2006 (unaudited)

7	The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2006.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/06	10/31/06	10/31/06	10/31/06	10/31/06

UBS Private Money Market Fund LLC	$—	$97,779	$30,554	$67,225	$1

8	Acquisition dates represent most recent reset dates on variable rate securities.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin	Percentage of portfolio assets

United States	72.4%

Cayman Islands	11.8

France	4.7

Japan	3.7

United Kingdom	2.9

Australia	1.4

Ireland	0.9

Germany	0.8

Netherlands	0.8

Sweden	0.6

Total	100.0%

Weighted average maturity — 37 days

See accompanying notes to financial statements

UBS Select Treasury Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

US government obligations1,[2]—21.20%

$160,000	US Treasury Bills (cost—$159,041,303)	11/24/06 to	4.740 to
		01/04/07	5.060%	$159,041,303

Repurchase agreements—79.24%

125,000	Repurchase agreement dated 10/31/06 with Banc of America, collateralized by $126,230,000 US Treasury Notes, 2.875% due 11/30/06; (value—$127,500,940): proceeds: $125,018,264	11/01/06	5.260	125,000,000

130,000	Repurchase agreement dated 10/31/06 with Bear Stearns & Co., Inc., collateralized by $104,295,000 US Treasury Bonds, 7.125% to 9.000% due 11/15/18 to 02/15/23; (value—$132,639,888): proceeds: $130,018,994	11/01/06	5.260	130,000,000

69,400	Repurchase agreement dated 10/31/06 with Deutsche Bank Securities, Inc., collateralized by $70,119,000 US Treasury Notes, 4.875% due 08/31/08; (value—$70,788,270): proceeds: $69,410,159	11/01/06	5.270	69,400,000

140,000	Repurchase agreement dated 10/31/06 with Merrill Lynch & Co., collateralized by $141,640,000 US Treasury Notes, 4.500% due 11/15/15; (value—$142,802,265): proceeds: $140,020,494	11/01/06	5.270	140,000,000

130,000	Repurchase agreement dated 10/31/06 with Morgan Stanley & Co., collateralized by $331,700,000 US Treasury Bond Principal Strips, zero coupon due 08/15/25; (value—$132,600,392): proceeds: $130,018,994	11/01/06	5.260	130,000,000

UBS Select Treasury Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		date	rate	Value

Repurchase agreements—(concluded)

$54	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $665 US Treasury Bills, zero coupon due 04/19/07 and $42,136 US Treasury Bonds, 8.125% to 12.500% due 08/15/14 to 08/15/21; (value—$55,143): proceeds: $54,007	11/01/06	4.900%	$54,000

Total repurchase agreements (cost—$594,454,000)				594,454,000

Total investments (cost—$753,495,303 which approximates cost for federal income tax purposes)—100.44%				753,495,303

Liabilities in excess of other assets—(0.44)%				(3,311,047)

Net assets (applicable to 750,087,799 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$750,184,256

1	Interest rates shown are the discount rates at date of purchase.
2	Security was on loan at October 31, 2006.

Weighted average maturity — 11 days

See accompanying notes to financial statements

UBS Select Money Market Fund
UBS Select Treasury Fund

Statement of operations

	For the six months ended
	October 31, 2006
	(unaudited)

	UBS Select	UBS Select
	Money Market	Treasury
	Fund	Fund

Investment income:
Interest	$206,188,826	$17,567,551

Securities lending income (includes $1 and $0, respectively, earned from an affiliated entity)	688	44,221

	206,189,514	17,611,772

Expenses:
Investment advisory and administration fees	6,989,000	607,349

Trustees’ fees	63,376	12,830

	7,052,376	620,179

Net investment income	199,137,138	16,991,593

Net realized gain (loss) from investment activities	(11,253)	50,475

Net increase in net assets resulting from operations	$199,125,885	$17,042,068

See accompanying notes to financial statements

UBS Select Money Market Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2006	year ended
	(unaudited)	April 30, 2006

From operations:
Net investment income	$199,137,138	$230,297,227

Net realized gain (loss) from investment activities	(11,253)	622

Net increase in net assets resulting from operations	199,125,885	230,297,849

Dividends and distributions to shareholders from:
Net investment income—Institutional shares	(199,137,138)	(230,297,227)

Net increase in net assets from
beneficial interest transactions	2,600,153,247	764,122,902

Net increase in net assets	2,600,141,994	764,123,524

Net assets:
Beginning of period	6,698,202,860	5,934,079,336

End of period	$9,298,344,854	$6,698,202,860

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Treasury Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2006	year ended
	(unaudited)	April 30, 2006

From operations:
Net investment income	$16,991,593	$15,307,431

Net realized gains from investment activities	50,475	13,588

Net increase in net assets resulting from operations	17,042,068	15,321,019

Dividends to shareholders from:
Net investment income—Institutional shares	(16,991,593)	(15,307,431)

Net realized gains from investment activities—Institutional shares	(3,882)	—

Total dividends and distributions to shareholders	(16,995,475)	(15,307,431)

Net increase in net assets from beneficial
interest transactions	169,975,190	119,102,833

Net increase in net assets	170,021,783	119,116,421

Net assets:
Beginning of period	580,162,473	461,046,052

End of period	$750,184,256	$580,162,473

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Money Market Fund (“Money Market Fund”) and UBS Select Treasury Fund (“Treasury Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four operating funds: the Funds, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. At October 31, 2006, the Funds only had Institutional shares outstanding. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements (unaudited)

Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase agreements—The Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements (unaudited)

The Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved a separate investment advisory and administration contract (“Advisory Contract”) with respect to each Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with each Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.18% of each Fund’s average daily net assets. At October 31, 2006, the Money Market Fund and the Treasury Fund owed UBS Global AM $1,268,237 and $113,640, respectively, for investment advisory and administration fees.

Under each Advisory Contract, UBS Global AM has agreed to pay all expenses of the respective Fund other than the investment advisory and administration fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund’s Financial Intermediary shares, fees and expenses (including legal counsel fees) of those trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (“Independent Trustees”), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements (unaudited)

Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2006, the Money Market Fund and the Treasury Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $6,503,924,316 and $14,005,989,869, respectively. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Shareholder Services Plan and Agreement
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of each Fund’s shares. Under a separate Shareholder Services Plan and Agreement adopted for each Fund with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM—US monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under related agreements with those financial intermediaries (“Shareholder Service Agreements”), UBS Global AM—US pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements.

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements (unaudited)

Securities lending
Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Fund’s securities lending program. UBS Securities LLC is the Funds’ lending agent. For the six months ended October 31, 2006, UBS Securities LLC earned $271 and $14,547, in compensation from the Money Market Fund and the Treasury Fund, respectively, as the Fund’s lending agent. At October 31, 2006, the Money Market Fund and the Treasury Fund owed UBS Securities LLC $223 and $1,921, respectively, in compensation for services as its lending agent.

At October 31, 2006, the Money Market Fund did not have any securities on loan. The Treasury Fund had securities on loan having a market value of $159,012,850. The Treasury Fund’s custodian held US government securities having an aggregate value of $162,411,384 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		date	rate	Value

$338,830	US Treasury Principal Strip	11/15/21	0.000%	$162,411,384

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements (unaudited)

Other liabilities and components of net assets
At October 31, 2006, the Funds had the following liabilities outstanding:

		Payable for
	Dividends	investments	Other
	payable	purchased	liabilities*

Money Market Fund	$36,639,955	$64,987,000	$67,225

Treasury Fund	3,298,762	—	—

* Excludes investment advisory and administration fees.

At October 31, 2006, the components of net assets were as follows:

		Accumulated
	Accumulated	net realized
	paid in capital	gain	Net assets

Money Market Fund	$9,298,273,156	$71,698	$9,298,344,854

Treasury Fund	750,087,799	96,457	750,184,256

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the six months ended October 31, 2006 and the fiscal year ended April 30, 2006 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Funds’ fiscal year ending April 30, 2007.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48. ”Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements (unaudited)

financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and its impact on the financial statements has not yet been determined.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	Institutional shares

	For the six	For the
	months ended	year ended
UBS Select Money Market Fund*	October 31, 2006	April 30, 2006

Shares sold	40,530,746,938	78,283,668,046

Shares repurchased	(38,091,358,429)	(77,696,851,893)

Dividends reinvested	160,764,738	177,306,749

Net increase in shares outstanding	2,600,153,247	764,122,902

	Institutional shares

	For the six	For the
	months ended	year ended
UBS Select Treasury Fund*	October 31, 2006	April 30, 2006

Shares sold	2,027,375,421	2,008,172,471

Shares repurchased	(1,871,875,605)	(1,901,581,396)

Dividends reinvested	14,475,374	12,511,758

Net increase in shares outstanding	169,975,190	119,102,833

*     For the six months ended October 31, 2006 and the year ended April 30, 2006, there were no Financial Intermediary shares outstanding.

(This page has been left blank intentionally)

UBS Select Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Institutional shares

For the six
months ended
October 31, 2006
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.026

Dividends from net investment income	(0.026)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.026)

Net asset value, end of period	$1.00

Total investment return[1]	2.58%

Ratios/supplemental data:
Net assets, end of period (000’s)	$9,298,345

Expenses to average net assets, net of fee waivers by advisor	0.18%*

Expenses to average net assets, before fee waivers by advisor	0.18%*

Net investment income to average net assets	5.08%*

@	Amount of distribution paid represents less than $0.0005 per share.
‡	Reissuance of shares.
*	Annualized.
1	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
2	At December 31, 2003, there were no Financial Intermediary shares outstanding.

UBS Select Money Market Fund

					Financial
					intermediary
Institutional shares					shares[2]

For the years ended April 30,					For the period
					May 28, 2003‡ to
2006	2005	2004	2003	2002	December 30, 2003

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.037	0.017	0.010	0.015	0.029	0.004

(0.037)	(0.017)	(0.010)	(0.015)	(0.029)	(0.004)

—	(0.000)@	—	(0.000)@	—	—

(0.037)	(0.017)	(0.010)	(0.015)	(0.029)	(0.004)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

3.81%	1.72%	0.98%	1.56%	2.96%	0.43%

$6,698,203	$5,934,079	$7,491,646	$6,335,525	$7,795,414	$—

0.18%	0.18%	0.18%	0.17%	0.16%	0.43%*

0.18%	0.18%	0.18%	0.18%	0.18%	0.43%*

3.76%	1.68%	0.97%	1.54%	2.70%	0.72%*

UBS Select Treasury Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Institutional shares

	For the six
	months ended	For the years ended April 30,		For the period
	October 31, 2006			March 23, 2004† to
	(unaudited)	2006	2005	April 30, 2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.025	0.036	0.016	0.001

Dividends from net investment income	(0.025)	(0.036)	(0.016)	(0.001)

Distributions from net realized gains from investment activities	(0.000)@	—	—	—

Total dividends and distributions to shareholders	(0.025)	(0.036)	(0.016)	(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total investment return[1]	2.50%	3.65%	1.61%	0.08%

Ratios/supplemental data:
Net assets, end of period (000’s)	$750,184	$580,162	$461,046	$385,536

Expenses to average net assets	0.18%*	0.18%	0.18%	0.18%*

Net investment income to average net assets	4.93%*	3.59%	1.63%	0.78%*

†	Commencement of operations.
@	Amount of distribution paid represents less than $0.0005 per share.
*	Annualized.
1	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS Select Money Market Fund
UBS Select Treasury Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Select Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 19, 2006, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (1940 Act), considered and approved the continuance of the Advisory and Administration Agreement with respect to UBS Select Money Market Fund (the “Fund”). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administrative Agreement. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Trustees also met for several hours the evening before the board meeting and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Advisory and Administration

UBS Select Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Agreement (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York Fund complex, including the scope and quality of UBS Global AM’s investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the persons primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

UBS Select Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board recognized the less common nature of the Fund’s “unitary” fee structure, which had been designed to appeal to certain types of large institutional investors.

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM’s standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. UBS Global AM believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). A discussion of the board’s considerations with respect to the Fund’s fees is set forth below.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative

UBS Select Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Lipper information showed that the Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee was in the fourth quintile for its Expense Group. The board noted that the Fund’s Actual Management Fee was very close (i.e., less than one basis point, with one basis point equaling 1/100th of a percent) to the mean of its Expense Group. The board also noted that the Fund’s total expenses were in the second quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Agreement.

Fund performance—The board received and considered performance information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance, including in most cases with respect to its benchmark index.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Fund’s investment performance was satisfactory.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether

UBS Select Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that it was relatively low and economies of scale might inure more to UBS Global AM because UBS Global AM paid most of the Fund’s non-management operating expenses under the “unitary” fee structure. The board also recognized that, as noted by management, investment advisory agreements for many funds do not contain breakpoints at all.

Generally, in light of UBS Global AM’s profitability data and the Actual (as well as Contractual) Management Fee, the Board believed that UBS Global AM’s response was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

UBS Select Treasury Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 19, 2006, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (1940 Act), considered and approved the continuance of the Advisory and Administration Agreement with respect to UBS Select Treasury Fund (the “Fund”). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administrative Agreement. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Trustees also met for several hours the evening before the board meeting and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of management

UBS Select Treasury Fund

Board approval of investment advisory and administration agreement (unaudited)

services provided to the Fund by UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Advisory and Administration Agreement (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York Fund complex, including the scope and quality of UBS Global AM’s investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the persons primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

UBS Select Treasury Fund

Board approval of investment advisory and administration agreement (unaudited)

The board reviewed how transactions in Fund assets are effected. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board recognized the less common nature of the Fund’s “unitary” fee structure, which had been designed to appeal to certain types of large institutional investors.

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM’s standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. UBS Global AM believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company

UBS Select Treasury Fund

Board approval of investment advisory and administration agreement (unaudited)

data (the “Expense Group”). A discussion of the board’s considerations with respect to the Fund’s fees is set forth below.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Agreement.

Fund performance—The board received and considered performance information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance, including in most cases with respect to its benchmark index.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Fund’s investment performance was satisfactory.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the fund has appropriately benefited from any economies of scale, and whether there

UBS Select Treasury Fund

Board approval of investment advisory and administration agreement (unaudited)

is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that it was relatively low and economies of scale might inure more to UBS Global AM because UBS Global AM paid most of the Fund’s non-management operating expenses under the “unitary” fee structure. The board also recognized that, as noted by management, investment advisory agreements for many funds do not contain breakpoints at all.

Generally, in light of UBS Global AM’s profitability data and the Actual (as well as Contractual) Management Fee, the Board believed that UBS Global AM’s response was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Liquid Assets Fund
Semiannual Report
October 31, 2006

UBS Liquid Assets Fund

December 15, 2006

Dear shareholder,
We are pleased to present you with the semiannual report for the UBS Liquid Assets Fund (the “Fund”) for the six months ended October 31, 2006.		UBS Liquid Assets Fund

Investment goal:
Performance		Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.
The seven-day current yield for the Fund as of October 31, 2006, was 5.26% versus 4.66% on April 30, 2006. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 6.)
Portfolio manager:
An interview with portfolio manager Michael H. Markowitz		Michael H. Markowitz
Q.	How would you describe the economic environment during the past six months?	UBS Global Asset Management (Americas) Inc.
A.	Economic data during the reporting period painted a contradictory picture. The Federal Reserve Board (the “Fed”) began the period by increasing the federal funds rate (the interest rate at which depository institutions lend balances to each other overnight) as the employment outlook remained healthy and trendlike economic growth continued.
Commencement:
February 14, 2000

	Shortly thereafter, reports showed that consumer confidence was floundering and the housing market was cooling off, and economic signals shifted from signs of strength to signs of economic weakness. The balance of factors moved from a low unemployment rate, high capacity utilization, and increasing wages to a slowdown in retail sales and higher energy prices crimping consumers. Some relief came at period end when energy prices moved lower; the slump in the housing market, however, continued.	Dividend payments:
Monthly

Q.	How did the Federal Reserve Board react to the economic environment?
A.	Following two 25 basis point increases early in the period that brought the fed funds rate to 5.25%, the Fed paused in August, ending a run of 17 consecutive rate hikes stretching back to June 2004. At the time, the Fed stated that future rate increases would be data dependent.

1

UBS Liquid Assets Fund

In line with that statement, the Fed held rates steady at its September meeting in the face of reports of a cooling housing market, slowing growth, and expectations of moderating inflation.

Q.	How did you position the Fund’s portfolio during the semiannual period?
A.	At the beginning of the reporting period, we generally kept the focus on a “bulleted” strategy by targeting securities with very specific maturities. We looked to hold securities that matured shortly before Fed meetings, allowing us to lock in higher yields after each rate increase. Toward the middle of the period, we de-emphasized this strategy as the future direction of short-term interest rates became less certain by selectively purchasing securities with maturities of three to six months. The shift in strategy allowed us to take advantage of a steeper yield curve and lock in higher yields while protecting the portfolio from a possible decline in short-term interest rates.

Q.	What other types of securities did you emphasize over the period?
A.	Early in the period, we primarily purchased securities in the one-month area (excluding overnight repurchase agreements) in anticipation of additional increases in the fed funds rate. After rates had increased, two- to three-month securities became more attractive, and we also continued to selectively purchase one year securities. We maintained portfolio duration by purchasing three- to six-month securities as opportunities arose. Duration measures the price sensitivity of a fixed income security or portfolio to interest rate changes. Fund managers use duration in an attempt to construct a risk-appropriate portfolio for investors.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely be primary factors in the Fed’s future decisions on interest rates. Overall, the portfolio remains well-diversified, and we anticipate continuing to seek out yield opportunities while maintaining liquidity.

2

UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President-UBS Money Series
UBS Liquid Assets Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz
Portfolio Manager-UBS Money Series
UBS Liquid Assets Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2006. The views and opinions in the letter were current as of December 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

3

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2006 to October 31, 2006.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

4

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period*
	May 1, 2006	October 31, 2006	05/01/06 to 10/31/06

Actual	$1,000.00	$1,026.00	$0.71

Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/06	04/30/06	10/31/05

Seven-day current yield*	5.26%	4.66%	3.82%

Seven-day effective yield*	5.40	4.76	3.88

Weighted average maturity**	41 days	45 days	37 days

Net assets (mm)	$583.8	$428.2	$480.0

Portfolio composition***	10/31/06	04/30/06	10/31/05

Commercial paper	63.0%	57.7%	68.7%

Certificates of deposit	15.3	15.6	15.2

Short-term corporate obligations	8.5	10.3	10.0

Repurchase agreements	6.5	8.2	0.1

US government agency obligations	3.4	4.1	4.7

Bank notes	3.1	2.3	2.1

Money market funds	–	1.6	1.2

Other assets less liabilities	0.2	0.2	(2.0)

Total	100.0%	100.0%	100.0%

*	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

**	The Fund is actively managed and its weighted average maturity will differ over time.

***	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6

UBS Liquid Assets Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

US government agency obligations[1]—3.42%

$5,000	Federal Farm Credit Bank	11/01/06	5.240%	$4,999,498

15,000	Federal Home Loan Bank	11/06/06 to	5.180 to
		01/10/07	5.208	14,991,948

Total US government agency obligations (cost—$19,991,446)				19,991,446

Bank notes[1]—3.08%

US—3.08%
10,000	Bank of America N.A.	11/01/06	5.310	10,000,000

8,000	Wachovia Bank N.A. (Charlotte)	12/04/06	5.371	7,999,064

Total bank notes (cost—$17,999,064)				17,999,064

Certificates of deposit—15.33%

Non-US—10.36%
5,000	ABN AMRO Bank N.V.	01/24/07	4.850	5,000,000

5,000	Barclays Bank PLC	08/15/07	5.465	5,000,000

5,000	BNP Paribas	11/14/06	5.365	5,000,000

3,000	Calyon N.A., Inc.	03/14/07	5.170	3,000,000

4,000	Deutsche Bank AG	03/06/07	5.090	4,000,000

5,000	Fortis Bank N.V.-S.A.	02/06/07	4.930	5,000,000

4,000	HBOS Treasury Services PLC	05/31/07	5.360	4,000,000

3,000	Lloyds TSB Bank PLC	01/19/07	5.305	3,000,032

9,500	Natexis Banque Populaires	11/01/06	5.463[1]	9,500,000

10,000	Norinchukin Bank Ltd.	01/16/07	5.350	10,000,208

5,000	Svenska Handelsbanken	11/08/06	4.750	5,000,000

2,000	UniCredito Italiano SpA	12/14/06	5.325	1,999,932

				60,500,172

US—4.97%
5,000	American Express Centurion Bank	11/08/06	5.260	5,000,000

4,000	First Tennessee Bank N.A. (Memphis)	11/14/06	5.350	4,000,000

10,000	SunTrust Bank	11/06/06 to	5.281 to
		11/29/06	5.290[1]	10,000,241

5,000	Wachovia Bank N.A. (Charlotte)	12/29/06	5.327[1]	4,999,878

5,000	Wells Fargo Bank N.A.	11/01/06	5.300[1]	4,999,811

				28,999,930

Total certificates of deposit (cost—$89,500,102)				89,500,102

7

UBS Liquid Assets Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Commercial paper[2]—63.04%

Asset backed-banking—2.70%
$16,000	Atlantis One Funding	01/29/07 to	5.230 to
		03/15/07	5.340%	$15,726,192

Asset backed-miscellaneous—20.86%
6,500	Amsterdam Funding Corp.	11/06/06 to
		11/24/06	5.260	6,491,306

14,000	Atlantic Asset Securitization LLC	11/16/06	5.280	13,969,200

7,000	Barton Capital LLC	11/03/06	5.260	6,997,954

2,000	Bryant Park Funding LLC	11/21/06	5.260	1,994,156

13,000	Chariot Funding LLC	11/10/06 to	5.260 to
		11/22/06	5.270	12,977,628

11,500	Falcon Asset Securitization Corp.	11/22/06	5.260	11,464,714

14,500	Jupiter Securitization Co. LLC	11/08/06 to	5.250 to
		11/09/06	5.260	14,484,458

12,000	Kitty Hawk Funding Corp.	11/15/06	5.270	11,975,407

10,000	Ranger Funding Co. LLC	11/20/06	5.250	9,972,292

8,000	Regency Markets No.1 LLC	11/10/06	5.270	7,989,460

14,000	Thunderbay Funding	11/15/06 to	5.255 to
		11/16/06	5.260	13,970,794

9,500	Variable Funding Capital Corp.	11/02/06	5.260	9,498,612

				121,785,981

Asset backed-securities—9.29%
9,000	Cancara Asset Securitisation LLC	11/03/06 to	5.250 to
		11/07/06	5.270	8,994,441

9,500	CC (USA), Inc. (Centauri)	11/15/06 to	5.180 to
		03/13/07	5.250	9,438,226

9,000	Grampian Funding LLC	11/22/06 to	5.180 to
		03/27/07	5.260	8,918,567

14,000	Scaldis Capital LLC	11/15/06 to	5.260 to
		11/27/06	5.270	13,957,312

13,000	Solitaire Funding LLC	11/16/06 to	5.255 to
		01/23/07	5.260	12,931,812

				54,240,358

8

UBS Liquid Assets Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Commercial paper[2]—(continued)

Banking-non-US—8.77%
$10,000	Allied Irish Banks N.A., Inc.	11/13/06	5.250%	$9,982,500

8,500	Bank of Ireland	02/23/07 to	5.190 to
		04/10/07	5.250	8,329,260

11,000	Credit Suisse First Boston, Inc.	12/13/06	5.260	10,932,497

4,000	IXIS Commercial Paper Corp.	12/11/06	5.250	3,976,689

8,000	Nationwide Building Society	11/01/06	5.360	8,000,000

10,000	Northern Rock PLC	11/03/06	5.355	9,997,025

				51,217,971

Banking-US—11.84%
5,000	Abbey National N.A. LLC	11/14/06	5.235	4,990,548

2,000	Bank of America Corp.	12/18/06	5.250	1,986,292

8,000	Barclays US Funding Corp.	11/17/06	5.265	7,981,280

5,000	Dexia Delaware LLC	11/22/06	5.260	4,984,658

14,000	ING (US) Funding LLC	11/09/06 to	5.230 to
		01/22/07	5.240	13,940,636

5,000	Kredietbank North American Finance Corp.	11/27/06	5.250	4,981,042

5,000	Nordea N.A., Inc.	02/26/07	5.120	4,916,881

9,000	San Paolo IMI US Financial Co.	01/30/07	5.245	8,881,988

5,500	Societe Generale N.A., Inc.	12/18/06 to	5.110 to
		05/31/07	5.250	5,416,109

11,000	UniCredito Delaware, Inc.	11/03/06	5.370	10,996,718

				69,076,152

Brokerage—5.82%
13,000	Bear Stearns Cos., Inc.	11/01/06 to	5.340 to
		11/06/06	5.360	12,994,067

2,000	Greenwich Capital Holdings, Inc.	11/16/06	5.280[1]	2,000,000

5,000	Greenwich Capital Holdings, Inc.	12/11/06	5.240	4,970,889

10,000	Morgan Stanley	11/01/06	5.250	10,000,000

4,000	Morgan Stanley	11/01/06	5.330[1]	4,000,000

				33,964,956

Finance-captive automotive—1.66%
10,000	Toyota Motor Credit Corp.	05/29/07	5.090	9,704,497

9

UBS Liquid Assets Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Commercial paper[2]—(concluded)

Finance-noncaptive diversified—1.33%
$8,000	General Electric Capital Corp.	01/05/07 to	5.030 to
		07/24/07	5.110%	$7,756,144

Utilities-other—0.77%
4,500	RWE AG	11/02/06	5.260	4,499,342

Total commercial paper (cost—$367,971,593)				367,971,593

Short-term corporate obligations—8.47%

Asset backed-securities—3.17%
2,000	Beta Finance, Inc.[3]	10/23/07	5.350	2,000,000

15,000	K2 (USA) LLC[3]	11/01/06 to	5.315 to
		11/15/06	5.385[1]	15,000,262

1,500	Links Finance LLC[3]	02/13/07	5.000	1,500,000

				18,500,262

Automobile OEM—0.51%
3,000	American Honda Finance Corp.[3]	12/08/06	5.390[1]	2,999,935

Banking-non-US—2.64%
3,000	ANZ National International Ltd.[3]	11/07/06	5.300[1]	3,000,000

3,000	HBOS Treasury Services PLC[3]	11/01/06	5.373[1]	3,000,000

5,450	Nationwide Building Society[3]	01/30/07	2.625	5,412,886

4,000	Societe Generale[3]	11/02/06	5.292[1]	4,000,000

				15,412,886

Brokerage—0.86%
5,000	Citigroup Global Markets Holdings, Inc.	11/01/06	5.490[1]	5,002,603

Finance-captive automotive—0.60%
3,500	Toyota Motor Credit Corp.	11/01/06	5.300[1]	3,500,000

Finance-noncaptive diversified—0.69%
4,000	General Electric Capital Corp.	11/09/06	5.445[1]	4,000,000

Total short-term corporate obligations (cost—$49,415,686)				49,415,686

10

UBS Liquid Assets Fund

Statement of net assets—October 31, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Repurchase agreements—6.44%

$37,000	Repurchase agreement dated 10/31/06 with Deutsche Bank Securities, collateralized by $34,558,000 Federal Home Loan Mortgage Corp. obligations, 4.750% to 5.750% due 04/15/08 to 01/19/16 and $3,079,000 Federal National Mortgage Association obligations, zero coupon due 06/29/07; (value—$37,740,759); proceeds: $37,005,437	11/01/06	5.290%	$37,000,000

585	Repurchase agreement dated 10/31/06 with State Street Bank & Trust Co., collateralized by $7,207 US treasury bills, zero coupon due 04/19/07 and $456,468 US treasury bonds, 8.125% to 12.500% due 08/15/14 to 08/15/21; (value—$597,381); proceeds: $585,080	11/01/06	4.900	585,000

Total repurchase agreements (cost—$37,585,000)				37,585,000

Total investments (cost—$582,462,891 which approximates cost for federal income tax purposes)—99.78%				582,462,891

Other assets in excess of liabilities—0.22%				1,292,544

Net assets (applicable to 583,720,424 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$583,755,435

1	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2006, and reset periodically.
2	Interest rates shown are the discount rates at date of purchase.
3	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.32% of net assets as of October 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
OEM	Original Equipment Manufacturer

11

UBS Liquid Assets Fund

Statement of net assets—October 31, 2006 (unaudited)

Issuer breakdown by country of origin	Percentage of portfolio assets

United States	78.2%

United Kingdom	6.6

France	4.4

Ireland	3.1

Switzerland	1.9

Japan	1.7

Belgium	0.9

Netherlands	0.9

Sweden	0.8

Germany	0.7

New Zealand	0.5

Italy	0.3

Total	100.0%

Weighted average maturity — 41 days

See accompanying notes to financial statements

12

UBS Liquid Assets Fund

Statement of operations

For the six
months ended
October 31, 2006
(unaudited)

Investment income:
Interest	$14,484,465

Expenses:
Investment advisory and administration fees	192,975

Transfer agency fees	192,258

Professional fees	44,664

Custody and accounting fees	38,595

Federal and state registration fees	37,505

Reports and notices to shareholders	33,630

Trustees’ fees	10,322

Other expenses	17,543

567,492

Less: Fee waivers by investment advisor and administrator	(192,975)

Net expenses	374,517

Net investment income/net increase in net assets resulting from operations	$14,109,948

See accompanying notes to financial statements

13

UBS Liquid Assets Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2006	year ended
	(unaudited)	April 30, 2006

From operations:
Net investment income	$14,109,948	$16,259,524

Net realized loss from investment activities	—	(371)

Net increase in net assets resulting from operations	14,109,948	16,259,153

Dividends and distributions to shareholders from:
Net investment income	(14,109,948)	(16,259,524)

Net realized gain from investment activities	(5,167)	—

Total dividends and distributions to shareholders	(14,115,115)	(16,259,524)

Net increase in net assets from beneficial interest transactions	155,548,725	34,198,917

Net increase in net assets	155,543,558	34,198,546

Net assets:
Beginning of period	428,211,877	394,013,331

End of period	$583,755,435	$428,211,877

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

14

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value

15

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

16

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2006 its direct advisory/administrative costs and expenses approximate an annual rate of 0.07% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2006, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $302,155,562. Morgan Stanley received compensation in connection with these trades, which may have

17

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. The Fund did not loan any securities during the six months ended October 31, 2006.

Other liabilities and components of net assets
At October 31, 2006, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$587,075

Other accrued expenses	192,476

At October 31, 2006, the components of net assets were as follows:

Accumulated paid in capital	$583,718,216

Accumulated net realized gain from investment activities	37,219

Net assets	$583,755,435

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated

18

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2006 and the fiscal year ended April 30, 2006 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2007.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and its impact on the financial statements has not yet been determined.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2006	April 30, 2006

Shares sold	1,777,527,072	3,255,714,913

Shares repurchased	(1,635,787,220)	(3,237,435,496)

Dividends reinvested	13,808,873	15,919,500

Net increase in shares outstanding	155,548,725	34,198,917

19

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2006
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.026

Dividends from net investment income	(0.026

Distributions from net realized gains from investment activities	(0.000	)#

Total dividends and distributions	(0.026)

Net asset value, end of period	$1.00

Total investment return[1]	2.60%

Ratios/supplemental data:
Net assets, end of period (000’s)	$583,755

Expenses to average net assets, net of fee waivers by advisor	0.14	%*

Expenses to average net assets, before fee waivers by advisor	0.21	%*

Net investment income to average net assets	5.12	%*

#	Amount of distribution paid represents less than $0.0005 per share.
*	Annualized.
1	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

20

UBS Liquid Assets Fund

For the years ended April 30,

2006	2005	2004	2003	2002

$1.00	$1.00	$1.00	$1.00	$1.00

0.038	0.017	0.010	0.015	0.029

(0.038)	(0.017)	(0.010)	(0.015)	(0.029)

—	(0.000)#	(0.000)#	(0.000)#	—

(0.038)	(0.017)	(0.010)	(0.015)	(0.029)

$1.00	$1.00	$1.00	$1.00	$1.00

3.82%	1.74%	0.98%	1.56%	2.98%

$428,212	$394,013	$326,684	$338,534	$368,936

0.16%	0.17%	0.17%	0.16%	0.17%

0.23%	0.26%	0.20%	0.19%	0.20%

3.77%	1.72%	0.95%	1.56%	2.96%

21

UBS Liquid Assets Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

22

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 19, 2006, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (1940 Act), considered and approved the continuance of the Advisory and Administration Agreement with respect to UBS Liquid Assets Fund (the “Fund”). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Agreement. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Trustees also met for several hours the evening before the board meeting and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of management

23

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

services provided to the Fund by UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Advisory and Administration Agreement (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York Fund complex, including the scope and quality of UBS Global AM’s investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

24

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

The board reviewed how transactions in Fund assets are effected. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board noted that UBS Global AM currently waives its entire advisory/administrative fees from the Fund so that the effective total Fund operating expenses were expected to be approximately 0.16% of average daily net assets. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future.

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM’s standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. UBS Global AM believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided

25

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Agreement.

Fund performance—The board received and considered performance information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Fund’s investment performance was satisfactory.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to

26

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that it was relatively low. The board also noted that as the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the fee waiver currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

27

(This page has been left blank intentionally)

28

(This page has been left blank intentionally)

29

(This page has been left blank intentionally)

30

(This page has been left blank intentionally)

31

(This page has been left blank intentionally)

32

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
Vice President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 29, 2006